WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	CANADA — 3.0%
95,175	Canadian Pacific Railway Ltd.	$7,506,452
94,971	Shopify, Inc. - Class A*	3,307,840
		10,814,292
	DENMARK — 3.0%
95,250	Novo Nordisk A/S - Class B	11,094,135
	FRANCE — 5.0%
15,034	LVMH Moet Hennessy Louis Vuitton S.E.	10,439,205
40,670	Pernod Ricard S.A.	7,989,610
		18,428,815
	HONG KONG — 2.0%
725,831	AIA Group Ltd.	7,292,170
	ITALY — 2.1%
35,726	Ferrari N.V.	7,587,061
	NETHERLANDS — 2.0%
4,140	Adyen N.V.*	7,447,118
	NORWAY — 1.2%
2,412,324	AutoStore Holdings Ltd.*,1	4,491,768
	SWEDEN — 3.6%
627,706	Atlas Copco A.B. - A Shares	7,337,487
58,832	Evolution A.B.	5,708,518
		13,046,005
	SWITZERLAND — 4.5%
88,199	Alcon, Inc.	6,941,259
7,210	Mettler-Toledo International, Inc.*	9,731,553
		16,672,812
	TAIWAN — 1.7%
70,633	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,249,608
	UNITED STATES — 67.3%
190,367	Amphenol Corp. - Class A	14,683,007
35,301	Bill.com Holdings, Inc.*	4,768,459
110,328	Church & Dwight Co., Inc.	9,705,554
12,872	Costco Wholesale Corp.	6,967,614

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
57,386	Datadog, Inc.*	$5,853,946
75,123	Entegris, Inc.	8,256,018
83,216	Floor & Decor Holdings, Inc. - Class A*	6,704,713
147,354	Graco, Inc.	9,896,295
65,192	HEICO Corp. - Class A	8,323,715
20,893	Lam Research Corp.	10,457,155
41,329	LPL Financial Holdings, Inc.	8,675,784
34,224	Microsoft Corp.	9,608,046
19,506	MSCI, Inc.	9,389,018
84,393	NIKE, Inc. - Class B	9,698,443
37,180	Old Dominion Freight Line, Inc.	11,284,502
16,200	Procore Technologies, Inc.*	837,540
34,617	Repligen Corp.*	7,385,883
22,714	ServiceNow, Inc.*	10,145,435
36,365	Sherwin-Williams Co.	8,798,148
35,137	Snowflake, Inc. - Class A*	5,267,388
47,887	Stryker Corp.	10,283,733
30,071	Thermo Fisher Scientific, Inc.	17,994,787
28,357	Union Pacific Corp.	6,445,546
21,998	UnitedHealth Group, Inc.	11,930,395
60,437	Visa, Inc. - Class A	12,819,292
83,072	Waste Connections, Inc.	11,079,313
30,399	West Pharmaceutical Services, Inc.	10,443,880
		247,703,609
	TOTAL COMMON STOCKS
	(Cost $343,995,219)	350,827,393

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$17,077,726	UMB Bank Demand Deposit, 1.48%[2]	17,077,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,077,726)	17,077,726
	TOTAL INVESTMENTS — 100.0%
	(Cost $361,072,945)	367,905,119
	Other Assets in Excess of Liabilities — 0.0%	39,766
	TOTAL NET ASSETS — 100.0%	$367,944,885

ADR – American Depository Receipt

*	Non-income producing security.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,491,768, which represents 1.22% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.